PER SHARE INFORMATION (Details 1) - USD ($)	3 Months Ended												12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Numerator
Net Income attributable to common shareholders													$ (9,968,727)	$ 28,929,674	$ (96,575,271)
Adjustments to Net Income
Reversal of Change in Value of Warrant Derivatives														(18,447,573)
Reversal of Change in Value of Convertible Preferred Share Mezzanine Equity														(25,602,370)
Net loss attributable to common shareholders on a diluted basis														$ (15,120,269)
Denominator
Weighted average shares of common stock outstanding													673,905,485	591,214,959	463,021,991
Dilutive effects of convertible preferred mezzanine equity and warrants
Convertible preferred mezzanine equity														142,857,143
Warrants														22,926,029
Stock Options														581,020
Weighted average shares outstanding - diluted													673,905,485	757,579,152	463,021,991
Fully Diluted Earnings (Loss) per Share	$ 0.00	$ (0.05)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.16)	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.21)